11. Long-Term Debt (Details Narrative) $ in Thousands	Dec. 31, 2015 USD ($)
Commercial and Residential Mortgage Loan [Member]
Mortgage loans	$ 159,674
Federal Home Loan Bank Advances [Member]
Available-for-sale securities pledged as collateral	$ 2,639